Commitments and Contingencies (Details)	Dec. 09, 2025 MYR (RM)
Commitments and Contingencies [Abstract]
Claim amount	RM 1,233,585
Interest claim amount	RM 1,233,585
Legal proceedings interest rate	5.00%